Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not allow the grant of awards to be timed with the release of material non-public information such that it would have an effect on the exercise price that would benefit the executive. The dollar value of LTIC awards granted to named executive officers and other eligible participants in 2025 was approved by independent Board members. Generally, this occurs at the January Board meeting and the grant date is approximately two days subsequent to the January Board meeting.

Award Timing Method	Generally, this occurs at the January Board meeting and the grant date is approximately two days subsequent to the January Board meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not allow the grant of awards to be timed with the release of material non-public information such that it would have an effect on the exercise price that would benefit the executive. The dollar value of LTIC awards granted to named executive officers and other eligible participants in 2025 was approved by independent Board members.
MNPI Disclosure Timed for Compensation Value	false